Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$898,809.43

Principal:
Principal Collections	$11,060,075.42
Prepayments in Full	$5,923,325.20
Liquidation Proceeds	$159,987.70
Recoveries	$47,212.92
Sub Total	$17,190,601.24
Collections	$18,089,410.67

Purchase Amounts:
Purchase Amounts Related to Principal	$298,156.39
Purchase Amounts Related to Interest	$1,531.77
Sub Total	$299,688.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,389,098.83

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,389,098.83
Servicing Fee	$210,002.74	$210,002.74	$0.00	$0.00	$18,179,096.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,179,096.09
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,179,096.09
Interest - Class A-3 Notes	$17,906.85	$17,906.85	$0.00	$0.00	$18,161,189.24
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$18,087,513.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,087,513.57
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$18,051,013.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,051,013.07
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$18,022,072.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,022,072.07
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$17,982,168.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,982,168.57
Regular Principal Payment	$17,149,943.14	$17,149,943.14	$0.00	$0.00	$832,225.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$832,225.43
Residual Released to Depositor	$0.00	$832,225.43	$0.00	$0.00	$0.00
Total		$18,389,098.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,149,943.14
Total					$17,149,943.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,149,943.14	$42.20	$17,906.85	$0.04	$17,167,849.99	$42.24
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$17,149,943.14	$12.78	$196,927.52	$0.15	$17,346,870.66	$12.93

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$37,698,628.03	0.0927624	$20,548,684.89	0.0505627
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$246,108,628.03	0.1834154	$228,958,684.89	0.1706342

Pool Information
Weighted Average APR	4.348%	4.353%
Weighted Average Remaining Term	27.17	26.39
Number of Receivables Outstanding	22,931	21,942
Pool Balance	$252,003,289.57	$234,374,736.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$246,108,628.03	$228,958,684.89
Pool Factor	0.1862357	0.1732078

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$5,416,051.81
Targeted Overcollateralization Amount	$5,416,051.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,416,051.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$187,008.16
(Recoveries)		122	$47,212.92
Net Loss for Current Collection Period			$139,795.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6657%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.9252%
Second Preceding Collection Period			0.5103%
Preceding Collection Period			0.8935%
Current Collection Period			0.6898%
Four Month Average (Current and Preceding Three Collection Periods)			0.7547%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,069	$8,424,380.12
(Cumulative Recoveries)			$1,431,537.61
Cumulative Net Loss for All Collection Periods			$6,992,842.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5168%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,070.38
Average Net Loss for Receivables that have experienced a Realized Loss			$1,718.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.23%	348	$5,218,706.06
61-90 Days Delinquent	0.26%	42	$613,745.91
91-120 Days Delinquent	0.09%	9	$207,993.58
Over 120 Days Delinquent	0.39%	55	$925,490.72
Total Delinquent Receivables	2.97%	454	$6,965,936.27

Repossession Inventory:
Repossessed in the Current Collection Period		20	$381,882.59
Total Repossessed Inventory		24	$461,088.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4716%
Preceding Collection Period			0.4317%
Current Collection Period			0.4831%
Three Month Average			0.4621%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer